Share Capital, Treasury Shares and Reserves (Details) - Schedule of Other Capital Reserve R in Thousands	3 Months Ended
May 31, 2024 ZAR (R)
Schedule of Other Capital Reserve [Line Items]
Balance of Beginning	R 3,582,568
Cancellation of treasury shares	12,022
Repurchase and cancellation of ordinary shares of a subsidiary	11,400
Balance of Ending	3,605,990
Capital reserve [Member]
Schedule of Other Capital Reserve [Line Items]
Balance of Beginning	3,582,568
Cancellation of treasury shares
Repurchase and cancellation of ordinary shares of a subsidiary
Balance of Ending	3,582,568
Other reserves [Member]
Schedule of Other Capital Reserve [Line Items]
Balance of Beginning
Cancellation of treasury shares	12,022
Repurchase and cancellation of ordinary shares of a subsidiary	11,400
Balance of Ending	R 23,422